CURASSET CAPITAL MANAGEMENT LIMITED TERM FUND

Schedule of Investments

June 30, 2024 (unaudited)

		Shares	Value
100.00%	DEBT SECURITIES
49.91%	ASSET BACKED BONDS
	ACM Auto Trust 06/20/2030 7.970% 144A	167,560	$168,442
	Affirm Asset Securitization Trust 05/15/2029 6.270% 144A	924,273	925,382
	Affirm Asset Securitization Trust 11/16/2026 1.170% 144A	22,313	21,957
	Allegro CLO Ltd. 01/19/2033 7.227%^ 144A	530,000	531,590
	(CME Term SOFR 3 Month + 1.900%)
	Amer. Credit Accept. Receivables Trust 11/15/2027 1.340% 144	772,480	757,748
	Amer. Credit Accept. Receivables Trust 06/13/2028 4.850% 144	1,100,000	1,090,363
	Amer. Credit Accept. Receivables Trust 06/13/2028 4.410% 144	723,870	721,966
	Amer. Credit Accept. Receivables Trust 02/14/2028 1.820% 144	682,007	671,302
	Angel Oak Mortgage Trust 01/25/2066 0.909% 144A	60,162	50,794
	Aqua Finance Trust 07/17/2046 1.900% 144A	300,650	278,489
	Arivo Acceptance Auto Loan Receivables Trust 03/15/2027 3.7	550,000	539,236
	Arivo Acceptance Auto Loan Receivables Trust 05/15/2028 3.9	376,407	371,630
	Arivo Acceptance Auto Loan Receivables Trust 01/16/2029 6.9	527,833	528,487
	Sotheby’s Artfi Master Trust 12/22/2031 0.000%^ 144A	520,000	521,606
	(CME Term SOFR 3 Month + 1.500%)
	Atlas Senior Loan Fund 04/22/2031 7.186%^ 144A	559,000	557,603
	(ICE LIBOR USD 3 Month + 1.600%)
	Avid Automobile Receivables Trust 12/15/2027 7.350%^ 144A	900,000	902,845
	((CME Term SOFR 3 Month + 0.262%) + 1.600%)
	Avis Budget Rental Car Funding AESOP LLC 03/20/2026 2.650	2,275,000	2,232,435
	Bain Capital Credit CLO 07/19/2031 7.188%^ 144A	250,000	249,875
	(ICE LIBOR USD 3 Month + 1.600%)
	Ballyrock CLO 14 Ltd. 07/20/2037 1.000%^ 144A	1,000,000	1,000,000
	((CME Term SOFR 3 Month + 0.262%) + 1.600%)
	Bankers Healthcare Group 10/17/2035 5.320%^ 144A	22,873	22,832
	(US Treasury Yield Curve Rate Constant Maturity 5 Year +2.760%)
	Benefit Street Partners CLO Ltd. 07/15/2037 0.000%^ 144A	1,060,000	1,060,000
	(SOFR Rate+2.713610%)
	Benefit Street Partners CLO 10/15/2030 7.590%^ 144A	520,000	520,780
	(ICE LIBOR USD 3 Month + 2.000%)
	Bluemountain CLO 10/20/2030 7.186%^ 144A	520,000	520,260
	(ICE LIBOR USD 3 Month + 1.600%)
	Carmax Auto Owner Trust 10/15/2027 1.550%	250,000	239,735
	Carmax Auto Owner Trust 01/15/2026 6.033%^	218,284	218,374
	(United States 30 Day Average SOFR + 0.700%)
	CarNow Auto Receivables Trust 03/15/2027 2.250% 144A	1,090,175	1,068,817

CURASSET CAPITAL MANAGEMENT LIMITED TERM FUND

Schedule of Investments

June 30, 2024 (unaudited)

	Shares	Value
Carvana Auto Receivables Trust 03/10/2028 2.900% 144A	79,260	$74,532
Carvana Auto Receivables Trust 12/11/2028 2.310% 144A	36,374	36,174
Carvana Auto Receivables Trust 12/11/2028 4.130% 144A	448,115	436,880
Carvana Auto Receivables Trust 09/11/2028 1.240%	236,174	222,682
Carvana Auto Receivables Trust 11/10/2028 5.540%	175,000	171,881
Carvana Auto Receivables Trust 03/10/2028 1.070%	216,782	204,612
Carvana Auto Receivables Trust 04/12/2027 6.360% 144A	651,772	653,074
Carvana Auto Receivables Trust 08/10/2026 5.980% 144A	1,006,336	1,006,569
Carvana Auto Receivables Trust 03/10/2028 0.970%	294,003	281,074
Citigroup Mortgage Loan Trust 08/25/2050 2.500% 144A	68,039	56,785
COMM Mortgage Trust 09/15/2033 7.802%^ 144A	65,000	44,182
(US Treasury Yield Curve Rate Constant Maturity 5 Year +3.597%)
Federal National Mortgage Assoc. 07/25/2042 8.935%^ 144A	1,090,000	1,154,469
(US Treasury Yield Curve Rate Constant Maturity 5 Year +3.597%)
Federal National Mortgage Assoc. 09/25/2042 7.835%^ 144A	475,384	484,803
(US Treasury Yield Curve Rate Constant Maturity 5 Year +3.597%)
CoreVest American Finance Trust 10/15/2054 2.911%^ 144A	1,040,000	921,042
(US Treasury Yield Curve Rate Constant Maturity 5 Year +3.597%)
CPS Auto Receivables Trust 04/15/2030 4.880% 144A	2,702,983	2,695,671
CPS Auto Trust 10/15/2029 7.140% 144A	1,100,000	1,094,416
CPS Auto Trust 08/15/2028 5.190% 144A	2,200,000	2,169,818
CPS Auto Trust 11/15/2030 10.720% 144A	450,000	482,003
Credit Acceptance Auto Loan Trust 05/15/2030 1.000% 144A	48,070	47,972
Credit Acceptance Auto Loan Trust 10/15/2030 1.260% 144A	173,599	172,087
Credit Suisse Mortgage Trust 04/25/2044 3.800%^ 144A	592,569	478,833
(SOFR Rate+0.891620%)
Credit Suisse Mortgage Trust 04/25/2044 3.800% 144A	776,702	740,762
Crossroads Asset Trust 06/20/2025 5.740% 144A	750,000	750,000
Crossroads Asset Trust 08/20/2030 5.900% 144A	260,000	259,985
Crown City CLO 07/15/2037 6.373%^ 144A	1,500,000	1,500,000
(CME Term SOFR 3 Month + 1.050%)
Drive Auto Receivables Trust 10/15/2027 0.870%	161,918	161,559
Drive Auto Receivables Trust 01/16/2029 1.450%	1,061,177	1,035,545
DT Auto Owner Trust 11/17/2025 2.550% 144A	118,270	117,938
DT Auto Owner Trust 01/18/2028 2.380% 144A	250,000	240,634
DT Auto Owner Trust 03/15/2028 4.720% 144A	2,000,000	1,980,268
DT Auto Owner Trust 02/16/2027 1.500% 144A	1,332,000	1,296,615
DT Auto Owner Trust 05/17/2027 1.310% 144A	1,200,000	1,140,305
DT Auto Owner Trust 09/15/2028 2.650% 144A	550,000	518,700
DT Auto Owner Trust 12/15/2027 3.400% 144A	624,000	607,667

CURASSET CAPITAL MANAGEMENT LIMITED TERM FUND

Schedule of Investments

June 30, 2024 (unaudited)

	Shares	Value
Exeter Automobile Receivables Trust 06/15/2027 1.550%	1,281,500	$1,218,863
Exeter Automobile Receivables Trust 10/15/2026 0.960%	757,151	749,810
Exeter Automobile Receivables Trust 10/15/2029 6.340% 144A	962,500	927,283
Exeter Automobile Receivables Trust 07/17/2028 4.560%	591,250	578,577
Exeter Automobile Receivables Trust 10/15/2027 1.460%	457,492	452,995
Exeter Automobile Receivables Trust 12/15/2026 4.860%	797,050	795,701
Exeter Automobile Receivables Trust 06/15/2028 3.020%	1,695,000	1,630,649
Exeter Automobile Receivables Trust 04/15/2027 1.400%	1,756,950	1,686,718
Federal National Mortgage Assoc. 05/25/2025 9.450%^	146,778	150,518
(ICE LIBOR USD 1 Month + 4.000%)
Federal National Mortgage Assoc. 05/25/2042 8.085%^ 144A	623,265	640,724
(United States 30 Day Average SOFR + 2.750%)
Federal National Mortgage Assoc. 08/25/2028 12.400%^	491,227	510,808
(ICE LIBOR USD 1 Month + 6.950%)
Federal National Mortgage Assoc. 08/25/2028 12.200%^	72,736	76,815
(ICE LIBOR USD 1 Month + 6.750%)
Federal National Mortgage Assoc. 10/25/2041 6.885%^ 144A	354,525	356,094
((United States 30 Day Average SOFR + 0.114%) + 6.750%)
Federal Home Loan Mortgage Corp. 05/15/2027 3.000%	1,065,697	29,911
Federal Home Loan Mortgage Corp. 03/15/2045 3.500%	203,985	200,896
Federal Home Loan Mortgage Corp. 05/25/2042 7.535%^ 144A	1,539,586	1,565,936
(United States 30 Day Average SOFR + 2.200%)
Federal Home Loan Mortgage Corp. 06/25/2043 7.335%^ 144A	1,999,725	2,017,131
(United States 30 Day Average SOFR + 2.000%)
Federal Home Loan Mortgage Corp. 05/25/2043 7.335%^ 144A	1,683,566	1,709,006
(United States 30 Day Average SOFR + 2.000%)
Federal Home Loan Mortgage Corp. 04/25/2043 7.435%^ 144A	933,057	954,836
(United States 30 Day Average SOFR + 2.100%)
Federal Home Loan Mortgage Corp. 01/25/2034 6.985%^ 144A	71,977	72,446
(United States 30 Day Average SOFR + 1.650%)
Federal Home Loan Mortgage Corp. 06/25/2042 8.285%^ 144A	42,747	43,893
(United States 30 Day Average SOFR + 2.950%)
Federal Home Loan Mortgage Corp. 02/25/2042 6.635%^ 144A	263,387	264,615
(United States 30 Day Average SOFR + 1.300%)
Federal Home Loan Mortgage Corp. 10/25/2050 8.135%^ 144A	42,654	43,107
(United States 30 Day Average SOFR + 2.800%)
Federal Home Loan Mortgage Corp. 12/25/2050 7.335%^ 144A	617,358	629,797
(United States 30 Day Average SOFR + 2.000%)
Federal Home Loan Mortgage Corp. 11/25/2043 7.185%^ 144A	883,565	895,376
(United States 30 Day Average SOFR + 1.850%)

CURASSET CAPITAL MANAGEMENT LIMITED TERM FUND

Schedule of Investments

June 30, 2024 (unaudited)

	Shares	Value
Federal National Mortgage Assoc. 12/25/2041 7.235%^ 144A	250,000	$252,971
(United States 30 Day Average SOFR + 1.900%)
Federal National Mortgage Assoc. 02/25/2046 0.164%	20,169,931	66,077
Federal National Mortgage Assoc. 01/25/2031 9.700%^	1,000,000	1,100,954
(ICE LIBOR USD 1 Month + 4.250%)
Federal National Mortgage Assoc. 02/25/2047 0.114%^	24,559,522	60,637
((United States 30 Day Average SOFR + 0.114%) + 4.250%)
Federal National Mortgage Assoc. 11/25/2046 0.114%	36,068,264	68,818
Federal National Mortgage Assoc. 08/25/2042 3.500%	542,866	76,293
Federal National Mortgage Assoc. 12/25/2032 2.000%	117,554	107,440
Federal National Mortgage Assoc. 07/25/2043 7.035%^ 144A	1,393,178	1,406,003
(United States 30 Day Average SOFR + 1.700%)
Federal National Mortgage Assoc. 04/25/2043 7.835%^ 144A	1,627,457	1,665,347
(United States 30 Day Average SOFR + 2.500%)
Federal National Mortgage Assoc. 09/25/2037 3.000%	73,171	72,113
Federal National Mortgage Assoc. 01/25/2043 7.635%^ 144A	441,096	452,363
(United States 30 Day Average SOFR + 2.300%)
Federal National Mortgage Assoc. 06/25/2043 7.235%^ 144A	434,274	439,690
(United States 30 Day Average SOFR + 1.900%)
Federal National Mortgage Assoc. 11/25/2041 6.235%^ 144A	855,618	855,095
(United States 30 Day Average SOFR + 0.900%)
Federal National Mortgage Assoc. 03/25/2042 7.435%^ 144A	711,762	723,748
(United States 30 Day Average SOFR + 2.100%)
Federal National Mortgage Assoc. 10/25/2043 6.835%^ 144A	835,686	840,956
(United States 30 Day Average SOFR + 1.500%)
Federal National Mortgage Assoc. 06/25/2042 8.285%^ 144A	721,383	745,671
(United States 30 Day Average SOFR + 2.950%)
Federal National Mortgage Assoc. 07/25/2042 7.885%^ 144A	733,780	754,697
(United States 30 Day Average SOFR + 2.550%)
First Investors Auto Owner Trust 01/15/2027 2.030%^ 144A	254,577	251,154
(ICE LIBOR USD 3 Month +3.972%)
First Investors Auto Owner Trust 06/15/2029 5.410%^ 144A	500,000	470,273
(CME Term SOFR 3 Month +4.233610%)
Flagship Credit Auto Trust 09/15/2027 1.460% 144A	350,000	335,168
Flagship Credit Auto Trust 05/15/2025 3.530% 144A	20,307	20,279
Foursight Capital Automobile Receivables Trust 05/15/2028 3.	600,000	571,588
Federal Home Loan Mortgage Corp. 01/25/2051 7.135%^ 144A	1,181,161	1,188,543
(United States 30 Day Average SOFR + 1.800%)
Federal Home Loan Mortgage Corp. 02/15/2027 1.750%(A)	35,238	35,149
Federal Home Loan Mortgage Corp. 03/25/2043 7.435%^ 144A	910,454	926,869
(United States 30 Day Average SOFR + 2.100%)

CURASSET CAPITAL MANAGEMENT LIMITED TERM FUND

Schedule of Investments

June 30, 2024 (unaudited)

	Shares	Value
Federal Home Loan Mortgage Corp. 05/25/2025 8.700%^	2,263,007	$2,280,946
(ICE LIBOR USD 1 Month + 3.250%)
Federal Home Loan Mortgage Corp. 09/25/2042 7.485%^ 144A	571,822	579,605
((United States 30 Day Average SOFR + 0.114%) + 3.250%)
Federal Home Loan Mortgage Corp. 10/25/2033 6.085%^ 144A	27,379	27,371
(United States 30 Day Average SOFR + 0.750%)
Federal Home Loan Mortgage Corp. 10/25/2027 8.750%^	743,660	747,226
(ICE LIBOR USD 1 Month + 3.300%)
GCAT Trust 08/25/2066 1.915% 144A	139,005	125,496
Generate CLO 5 Ltd. 07/22/2037 6.374%^ 144A	3,200,000	3,200,000
(ICE LIBOR USD 3 Month +3.598%)
GLS Auto Receivables Issuer Trust 01/15/2027 4.920% 144A	41,250	41,114
GLS Auto Receivables Issuer Trust 09/15/2026 1.110% 144A	959,071	947,835
GLS Auto Receivables Trust 07/15/2027 4.310% 144A	725,000	718,921
GLS Auto Receivables Issuer Trust 07/15/2027 1.480% 144A	1,000,000	952,582
GLS Auto Receivables Issuer Trust 10/15/2027 3.510% 144A	357,500	349,576
GoldenTree Loan Management LP 07/20/2037 6.233%^ 144A	1,250,000	1,250,000
(CME Term SOFR 3 Month + 0.900%)
GS Mortgage Securities Trust 09/10/2047 4.162%^	750,000	745,857
(US Treasury Yield Curve Rate Constant Maturity 5 Year +2.915%)
Halcyon Loan Advisors Funding 07/21/2031 7.386%^ 144A	533,000	533,000
(ICE LIBOR USD 3 Month + 1.800%)
Harvest SBA Loan Trust 06/25/2047 7.800%^ 144A	567,667	559,152
((CME Term SOFR 3 Month + 0.262%) + 1.800%)
Hertz Vehicle Financing LLC 12/26/2025 2.050% 144A	300,000	295,774
ICG US CLO Ltd. 01/15/2031 7.376%(A)	530,000	531,060
Jamestown CLO 04/20/2032 7.175%^ 144A	520,000	520,000
(CME Term SOFR 3 Month + 1.850%)
JP Morgan Mortgage Trust 05/25/2050 3.500% 144A	43,193	38,306
JP Morgan Mortgage Trust 01/25/2051 3.000% 144A	79,040	77,608
JP Morgan Mortgage Trust 10/25/2029 2.725% 144A	64,784	61,830
JPMBB Commercial Mortgage Securitization Trust 05/15/2048	230,368	226,272
Lad Auto Receivables Trust 04/15/2030 6.850% 144A	726,000	732,004
Lad Auto Receivables Trust 08/17/2026 1.300% 144A	114,576	114,226
LAD Auto Receivables Trust 06/15/2027 5.930% 144A	362,138	362,483
Lendbuzz Securitization Trust 12/15/2028 7.500% 144A	550,822	557,980
Lendbuzz Securitization Trust 05/15/2029 5.990% 144A	550,000	550,866
LendingPoint Asset Securitization Trust 02/15/2030 6.560% 14	71,259	71,263
Libra Solutions LLC 02/15/2035 7.000% 144A	122,120	121,885

CURASSET CAPITAL MANAGEMENT LIMITED TERM FUND

Schedule of Investments

June 30, 2024 (unaudited)

	Shares	Value
Lobel Automobile Receivables Trust 07/15/2026 6.970%^ 144A	300,502	$300,987
(US Treasury Yield Curve Rate Constant Maturity 1 Year +1.600%)
Lobel Automobile Receivables Trust 04/16/2029 7.590% 144A	344,565	346,795
M&T Equipment Notes 07/15/2030 6.090% 144A	728,655	728,940
Magnetite XXII 04/15/2031 7.190%^ 144A	312,000	311,844
(SOFR Rate+2.125%)
Marble Point CLO 07/23/2032 7.338%^ 144A	550,000	549,450
(ICE LIBOR USD 3 Month + 1.750%)
Marlette Funding Trust 12/17/2029 3.760%^ 144A	12,331	12,316
((CME Term SOFR 3 Month + 0.262%) + 1.750%)
Mill City Mortgage Trust 04/25/2066 3.500% 144A	614,949	592,629
Newtek Small Business Loan Trust 02/25/2044 7.950%^ 144A	366,171	363,466
(Prime - 0.550%)
Northwoods Capital XI-B Ltd. 04/19/2031 7.338%^ 144A	364,000	364,364
(ICE LIBOR USD 3 Month + 1.750%)
Ocwen Loan Investment Trust 02/25/2037 3.000% 144A	500,000	380,239
Ocwen Loan Invest Trust 02/25/2037 3.000% 144A	303,610	290,211
Oscar US Funding Trust 04/10/2028 1.000% 144A	833,654	807,639
OZLM XVIII Ltd. 04/15/2031 6.610%^ 144A	1,366,330	1,368,038
(ICE LIBOR USD 3 Month + 1.020%)
Pagaya AI Debt Selection Trust 01/25/2029 3.000%^ 144A	10,935	10,688
((CME Term SOFR 3 Month + 0.262%) + 1.020%)
Pagaya AI Debt Selection Trust 03/15/2030 6.060% 144A	356,976	356,839
Pagaya AI Debt Selection Trust 07/15/2030 9.435% 144A	499,931	510,300
Pagaya AI Debt Selection Trust 07/15/2031 8.798% 144A	549,795	562,163
PEAC Solutions Receivables LLC 06/20/2025 5.723% 144A	2,000,000	2,000,400
Prestige Auto Receivables Trust 02/15/2028 1.530% 144A	825,600	800,872
Provident Funding Mortgage Trust 04/25/2051 2.500% 144A	801,370	636,344
Research-Driven Pagaya 03/25/2032 7.540% 144A	249,191	251,599
Saluda Grace Alternative Mortgage 02/25/2030 7.500% 144A	550,000	550,311
Saluda Grace Alternative Mortgage 04/25/2030 7.762% 144A	260,000	261,945
Saluda Grade Alternative Mortgage Trust 06/01/2053 7.162% 1	747,467	753,580
Santander Drive Auto Receivables Trust 04/17/2028 2.560%	500,000	494,190
Santander Drive Auto Receivables Trust 03/16/2026 5.870%	222,555	222,609
Santander Drive Auto Receivables Trust 02/16/2027 1.260%	408,264	404,681
Santander Drive Auto Receivables Trust 11/16/2026 1.130%	1,671,990	1,645,322
Santander Drive Auto Receivables Trust 01/15/2027 1.480%	81,565	80,558
Santander Drive Auto Receivables Trust 03/15/2027 4.430%	1,304,000	1,296,046
Santander Drive Auto Receivables Trust 11/16/2026 1.640%	486,719	482,720
Santander Drive Auto Receivables Trust 09/15/2027 1.330%	1,595,505	1,550,606

CURASSET CAPITAL MANAGEMENT LIMITED TERM FUND

Schedule of Investments

June 30, 2024 (unaudited)

	Shares	Value
Santander Drive Auto Receivables Trust 07/15/2027 1.350%	736,647	$717,531
SCF Equipment Trust LLC 08/21/2028 0.830% 144A	56,451	56,066
SCF Equipment Trust LLC 07/20/2032 5.260% 144A	500,000	479,089
Seashine Holding, LLC 05/20/2025 6.000% 144A	1,616,246	1,579,574
Sequoia Mortgage Trust 04/25/2050 3.000% 144A	130,806	126,026
Shackleton 2017-XI CLO Ltd. 08/15/2030 7.734%^ 144A	1,002,000	1,003,303
(ICE LIBOR USD 3 Month + 2.150%)
SMB Private Education Loan Trust 09/15/2037 2.230% 144A	946,010	889,053
Sound Point CLO V-R Ltd. 07/18/2031 7.339%^ 144A	530,000	530,265
(ICE LIBOR USD 3 Month + 1.750%)
TCW CLO 04/25/2031 7.235%^ 144A	550,000	551,375
(ICE LIBOR USD 3 Month + 1.650%)
Towd Point HE Trust 02/25/2063 6.875% 144A	407,499	407,498
Tricolor Auto Securitization Trust 02/15/2028 6.570% 144A	390,000	390,978
Tricolor Auto Securitization Trust 06/15/2028 13.450% 144A	600,000	634,303
Tricolor Auto Securitization Trust 09/15/2026 3.230% 144A	344,207	343,573
Trinity Rail Leasing LP 10/18/2049 2.390% 144A	202,292	194,155
United Auto Credit Securitization Trust 06/10/2027 2.850% 144	338,716	334,838
United Auto Credit Securitization Trust 11/10/2028 5.000% 144	850,000	764,490
United Auto Credit Securitization Trust 04/10/2029 10.000% 14	600,000	423,151
Upstart Securitization Trust 05/20/2032 6.100% 144A	2,000,000	1,996,368
Upstart Structured PassThroug 11/15/2030 7.010% 144A	440,480	441,262
Velocity Commercial Capital 11/25/2053 7.670% 144A	263,586	270,890
Venture CDO Ltd. 07/15/2032 7.460%^ 144A	550,000	549,450
(ICE LIBOR USD 3 Month + 1.870%)
Venture CDO Ltd 04/15/2027 6.990%^ 144A	1,000,000	1,001,000
((CME Term SOFR 3 Month + 0.262%) + 1.870%)
Veros Auto Receivables Trust 07/16/2029 7.230%^ 144A	1,900,000	1,877,420
((CME Term SOFR 3 Month + 0.262%) + 1.400%)
Veros Auto Receivables Trust 11/15/2028 7.120% 144A	390,153	391,369
Veros Auto Receivables Trust 11/15/2028 8.320% 144A	1,001,000	1,032,763
Verus Securitization Trust 11/25/2059 3.192% 144A	283,087	276,070
Verus Securitization Trust 07/25/2059 3.913% 144A	10,173	9,990
Westlake Automobiles Receivables Trust 09/15/2027 4.310% 14	2,000,000	1,989,408
Westlake Automobile Receivable 03/15/2027 3.490% 144A	487,200	474,704
Westlake Automobile Receivable 01/15/2027 6.230% 144A	1,161,805	1,163,737
Winwater Mortgage Loan Trust 01/20/2046 3.768% 144A	154,683	142,683
World Omni Auto Receivables Trust 03/16/2026 6.183%^	1,119,732	1,120,271
(United States 30 Day Average SOFR + 0.850%)
World Omni Select Auto Trust 03/15/2027 6.183%^	844,549	845,458
(United States 30 Day Average SOFR + 0.850%)

CURASSET CAPITAL MANAGEMENT LIMITED TERM FUND

Schedule of Investments

June 30, 2024 (unaudited)

		Shares	Value
	X-Caliber Funding LLC 11/01/2024 8.580%^ 144A	1,200,000	$1,202,948
	(CME Term SOFR 1 Month + 3.250%)
	X-Caliber Funding LLC 09/15/2028 12.000% 144A	550,000	547,702
	Zais CLO 11 Ltd. 01/20/2032 7.134%^ 144A	530,000	530,000
	(CME Term SOFR 3 Month + 1.790%)
	Zais Matrix CDO I 04/15/2032 7.319%^ 144A	520,000	520,000
	(CME Term SOFR 3 Month + 1.738%)
49.91%	TOTAL ASSET BACKED BONDS		133,120,176
17.60%	CORPORATE BONDS
3.55%	CONSUMER DISCRETIONAIRY
	Abercrombie & Fitch Management Co. 07/15/2025 8.750% 144	550,000	550,272
	Allison Transmission, Inc. 10/01/2027 4.750% 144A	550,000	531,251
	BorgWarner, Inc. 02/15/2029 7.125%^	600,000	641,543
	((CME Term SOFR 3 Month + 0.262%) + 1.600%)
	Brunswick Corp. 08/01/2027 7.125%	1,606,000	1,660,166
	Brunswick Corp. 08/18/2024 0.850%	1,000,000	992,817
	Ford Motor Company 10/01/2028 6.625%	550,000	571,214
	General Motors Financial Co. Perpetual 5.750%	500,000	476,574
	Hasbro, Inc. 07/15/2028 6.600%^	798,000	818,632
	(Prime - 0.700%)
	Michael Kors USA, Inc. 11/01/2024 4.250% 144A	1,700,000	1,677,654
	Tapestry, Inc. Senior Unsecured 11/27/2025 7.050%	550,000	559,140
	Toll Bros Finance Corp. 03/15/2027 4.875%	1,000,000	985,122
			9,464,385
0.79%	CONSUMER STAPLES
	AMN Healthcare, Inc. 10/01/2027 4.625% 144A	110,000	104,784
	Cargill, Inc. 04/22/2025 3.500% 144A	500,000	492,712
	HCA, Inc. 09/15/2025 7.580%	817,000	833,264
	Korn Ferry International 12/15/2027 4.625%^ 144A	500,000	476,107
	(SOFR Index+1.250%)
	PRA Health Sciences, Inc. 07/15/2026 2.875% 144A	110,000	104,546
	Teva Pharmaceutical Industries Ltd. 05/09/2027 4.750%^	100,000	96,366
	((CME Term SOFR 3 Month + 0.262%) + 1.650%)
			2,107,779

CURASSET CAPITAL MANAGEMENT LIMITED TERM FUND

Schedule of Investments

June 30, 2024 (unaudited)

	Shares	Value
2.46% ENERGY
Alliance Resource Operating Partnership 06/15/2029 8.625% 14	550,000	$564,438
Cheniere Energy, Inc. 10/15/2028 4.625%	500,000	485,251
Energen Corp. 02/15/2028 7.125%	525,000	545,287
Energy Transfer LP Perpetual 6.625%	600,000	582,258
Marathon Petroleum Corp. 09/15/2024 3.625%^	659,000	655,827
((CME Term SOFR 3 Month + 0.262%) + 1.600%)
Occidental Petroleum Corp. 09/01/2025 5.875%	1,485,000	1,485,702
Phillips 66 Partners LP 03/01/2028 3.750%	540,000	500,672
Targa Resources Partners LP 03/01/2030 5.500%	500,000	496,930
TransCanada Pipelines Ltd. 06/15/2029 7.700%	1,150,000	1,260,791
		6,577,156
6.37% FINANCIALS
Ally Financial, Inc. 11/20/2025 5.750%	650,000	645,897
Ares Finance Co. LLC 10/08/2024 4.000% 144A	1,000,000	991,119
Bank of America Corp. Perpetual 4.375%	125,000	118,217
Banque Federative du Credit Mutuel 10/04/2026 1.604% 144A	2,000,000	1,839,850
Barclays plc 05/07/2026 2.852%	250,000	243,746
Blackstone Private Credit Fund 09/15/2024 1.750%^	115,000	113,929
((CME Term SOFR 3 Month + 0.262%) + 2.000%)
Blackstone Private Credit Fund 01/15/2025 2.700%	250,000	245,352
Citigroup, Inc. Perpetual 4.000%	500,000	478,839
Credit Agricole SA 01/26/2027 1.247% 144A	2,000,000	1,864,922
EPR Properties 04/15/2028 4.950%^	220,000	210,593
(ICE LIBOR USD 3 Month +4.155%)
Fifth Third Bank 10/27/2025 5.852%	400,000	399,649
First Citizens Bancshare Perpetual 9.573%^	1,000,000	1,010,445
(SOFR Index+1.230%)
The Goldman Sachs Group, Inc. Perpetual 3.650%	500,000	464,948
ING Groep NV 03/29/2027 3.950%	2,000,000	1,930,542
Keycorp 05/23/2025 6.609%	600,000	597,792
Lloyds Banking Group plc 03/18/2026 3.511%	550,000	540,895
Macquarie Group Ltd. 06/21/2028 4.098% 144A	2,000,000	1,928,984
Old Republic International Corp. 10/01/2024 4.875%	1,000,000	996,946
SBL Holdings, Inc. 11/13/2026 5.125% 144A	600,000	577,367
SLM Corp. 10/29/2025 4.200%^	110,000	106,998
((CME Term SOFR 3 Month + 0.262%) + 2.150%)
Societe Generale SA 11/24/2025 4.750% 144A	250,000	245,018

CURASSET CAPITAL MANAGEMENT LIMITED TERM FUND

Schedule of Investments

June 30, 2024 (unaudited)

	Shares	Value
Synchrony Bank 08/22/2025 5.400%	600,000	$595,497
Transamerica Capital II 12/01/2026 7.650% 144A	825,000	835,280
		16,982,825
2.41% INDUSTRIALS
Allegion US Holding Co. 10/01/2024 3.200%	1,000,000	992,810
Can-Pack SA/Canpack US LLC 11/01/2025 3.125% 144A	500,000	480,991
Fluor Corp. 09/15/2028 4.250%	440,000	418,116
GATX Corp. 03/30/2027 3.850%^	600,000	577,187
((United States 30 Day Average SOFR + 0.114%) + 3.300%)
Hubbell, Inc. 08/15/2027 3.150%	1,079,000	1,017,356
Penske Truck Leasing 03/10/2025 3.950% 144A	775,000	765,512
Timken Co. 12/15/2028 4.500%	500,000	484,667
Timken Co. 05/08/2028 6.875%	480,000	498,530
Trimble, Inc. 12/01/2024 4.750%	1,200,000	1,194,586
		6,429,755
0.48% INFORMATION TECHNOLOGY
Micron Technology, Inc. 02/15/2027 4.185%	250,000	242,971
Qorvo, Inc. 12/15/2024 1.750%	550,000	538,339
Western Digital Corp. 02/15/2026 4.750%	500,000	489,521
		1,270,831
1.16% MATERIALS
Domtar Corp. 10/01/2028 6.750% 144A	100,000	89,177
FMC Corp. 10/01/2026 3.200%	800,000	758,424
Nutrien Ltd. 11/07/2024 5.900%^	500,000	500,137
((CME Term SOFR 3 Month + 0.262%) + 1.750%)
Reliance Steel & Aluminum Co. 08/15/2025 1.300%	1,000,000	952,380
Steel Dynamics, Inc. 12/15/2026 5.000%^	813,000	805,994
((CME Term SOFR 3 Month + 0.262%) + 1.750%)
		3,106,112
0.38%	UTILITIES
	Washington Gas Light Co. 10/09/2026 6.820%	1,000,000	1,014,226
17.60%	TOTAL CORPORATE BONDS		46,953,069

CURASSET CAPITAL MANAGEMENT LIMITED TERM FUND

Schedule of Investments

June 30, 2024 (unaudited)

		Shares	Value
32.49%	TREASURY NOTES
	US Treasury 07/16/2024 0.000%(A)	20,000,000	$19,956,200
	US Treasury 01/15/2026 2.000%	1,575,480	1,556,032
	US Treasury 01/31/2027 1.500%	1,107,000	1,024,494
	US Treasury 12/15/2026 4.375%	5,000,000	4,971,290
	US Treasury 01/15/2027 4.000%	21,000,000	20,694,849
	US Treasury 01/31/2026 4.250%	525,000	519,955
	US Treasury 01/31/2029 4.000%	12,000,000	11,815,308
	US Treasury 02/15/2027 4.125%	4,000,000	3,954,064
	US Treasury 10/15/2028 2.375%	8,167,200	8,273,741
	US Treasury 11/30/2028 4.375%	13,900,000	13,897,832
32.49%	TOTAL TREASURY NOTES		86,663,765
100.00%	TOTAL DEBT SECURITIES		266,737,010
0.35%	MONEY MARKET FUND
	Federated Government Obligations Fund 5.170%(B)	929,659	929,659
100.35%	TOTAL INVESTMENTS		267,666,669
(0.35%)	Liabilities in excess of other assets		(929,243)
100.00%	NET ASSETS		$266,737,426

^Rate is determined periodically. Rate shown is the rate as of June 30, 2024

(A)Non-income producing

(B)Effective 7 day yield as of June 30,2024

A 144A Security is exempt from the registration requirements for resales of restricted securities to qualified institutional buyers. The aggregate amount of these securities is $121,643,596 and is 45.60% of the Fund's net assets.

In accordance with U.S. GAAP, "fair value" is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurementsfor disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following summarizes the inputs used to value the Fund’s investments as of June 30, 2024:

	Level 1		Level 2	Level 3
			Other	Significant
			Significant	Unobservable
	Quoted Prices		Observable Inputs	Inputs	Total
DEBT SECURITIES		$266,737,010			$266,737,010
MONEY MARKET FUN $		929,659			$929,659
TOTAL INVESTMENTS		$267,666,669			$267,666,669

The cost of investments for Federal income tax purposes has been estimated a/o June 30, 2024 since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $269,846,920, and the related net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$1,107,269
Gross unrealized depreciation	(3,287,534)
Net unrealized appreciation	$(2,180,265)